Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
NET LOSS	$ (67,505)	$ (185,418)	$ (17,131)
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	74,266	101,518	46,666
(Decrease) increase in reserve for unfunded commitments	(1,109)	525
Depreciation, amortization and accretion	11,978	11,574	10,659
Goodwill impairment		89,706
Impairment of bank properties and equipment and real estate owned	1,394	277	1,007
Impairment charge on available for sale securities	250	1,329	7,115
Net gain on sales and calls of investment securities	(1,901)	(4,673)	(18)
(Gain) loss on real estate owned	(26)	(18)	66
Purchase of trading securities	(41,371)
Proceeds from sale of trading securities	41,367
Gain on sale of loans	(3,247)	(3,560)	(2,352)
Increase in cash surrender value of BOLI	(2,964)	(2,074)	(2,249)
Deferred income taxes		20,342	(13,520)
Stock-based compensation	1,458	2,612	990
Shares contributed to employee benefit plans	1,096	644	675
Credit valuation adjustment	12,538	12,214	53
Mortgage loans originated for sale	(141,482)	(189,077)	(142,351)
Proceeds from the sale of mortgage loans	135,895	185,520	141,597
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable	1,092	2,231	19
Other assets	12,629	5,373	(21,273)
Other liabilities	11,872	(1,169)	(7,994)
Net cash provided by operating activities	32,415	37,610	1,906
INVESTING ACTIVITIES
Purchases of investment securities available for sale	(248,524)	(465,629)	(105,425)
Net redemption (purchase) of restricted equity securities	1,764	(2,091)	807
Proceeds from maturities, prepayments or calls of investment securities available for sale	151,002	246,278	111,706
Proceeds from maturities, prepayments or calls of investment securities held to maturity	1,693	3,911	6,803
Proceeds from sale of investment securities available for sale	63,001	175,381
Proceeds from the sale of commercial real estate loans	98,628	54,808
Net decrease (increase) in loans	12,447	51,794	(7,890)
Purchases of bank properties and equipment	(8,384)	(5,090)	(6,294)
Return of surrender value of BOLI	2,230	5,171
Proceeds from sale of real estate owned	1,597	8,049	505
Insurance proceeds from real estate owned		154
Net cash provided by investing activities	75,454	72,736	212
FINANCING ACTIVITIES
Net (decrease) increase in deposits	(272,105)	31,192	12,904
Net (repayments) borrowings of federal funds purchased		(89,000)	17,500
Net repayments of securities sold under agreements to repurchase - customer	(639)	(12,370)	(1,650)
Repayment of advances from FHLBNY	(1,266)	(11,216)	(26,866)
Repayment of obligation under capital lease	(243)	(190)	(118)
Proceeds from the issuance of preferred stock and warrant			89,310
Proceeds from the issuance of preferred stock (see Note 21)		88,009
Redemption of preferred stock		(88,009)	(89,310)
Redemption of warrant			(2,100)
Payment of preferred stock dividend			(1,104)
Preferred stock issuance costs		(7,495)	(112)
Common stock issuance costs	(571)
Proceeds from issuance of common stock	99,551	106,839	118
Payments for fractional interests resulting from stock dividend			(3)
Net cash provided by (used in) financing activities	(175,273)	17,760	(1,431)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(67,404)	128,106	687
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	187,226	59,120	58,433
CASH AND CASH EQUIVALENTS, END OF YEAR	119,822	187,226	59,120
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	25,048	32,766	55,027
Income taxes paid	154	110	3,065
SUPPLEMENTAL DISCLOSURE OF NON-CASH ITEMS
Transfer of real estate owned to bank property		1,900
Transfer of loans or bank properties to real estate owned	3,344	4,625	9,086
Commitments to purchase investment securities		2,500
New obligation under capital lease			$ 3,230